EMPLOYEE BENEFIT LIABILITIES, NET - Principal assumptions underlying the defined benefit plan (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Defined benefit plans
Expected rate of salary increase	5.00%	5.00%
Minimum
Defined benefit plans
Discount rate	4.70%	4.90%
Life expectation at the age of 65	8 years 3 months 18 days	8 years 3 months 18 days
Maximum
Defined benefit plans
Discount rate	5.90%	5.20%
Life expectation at the age of 65	12 years 2 months 12 days	13 years 2 months 12 days